Changes in these assets are as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 664	R$ 704	R$ 745
Amortization	(40)	(40)	(41)
Ending balance	609	664	704
Disposals	(15)
Retiro baixo [member]
IfrsStatementLineItems [Line Items]
Beginning balance	30	31	32
Amortization	(1)	(1)	(1)
Ending balance	29	30	31
Madeira energia [member]
IfrsStatementLineItems [Line Items]
Beginning balance	16	17	18
Amortization	(1)	(1)	(1)
Ending balance		16	17
Disposals	(15)
Lightger [member]
IfrsStatementLineItems [Line Items]
Beginning balance	78	81	84
Amortization	(2)	(3)	(3)
Ending balance	76	78	81
Alianca geracao [member]
IfrsStatementLineItems [Line Items]
Beginning balance	328	353	378
Amortization	(25)	(25)	(25)
Ending balance	303	328	353
Alianca norte [member]
IfrsStatementLineItems [Line Items]
Beginning balance	49	51	53
Amortization	(2)	(2)	(2)
Ending balance	47	49	51
Taesa [member]
IfrsStatementLineItems [Line Items]
Beginning balance	163	171	180
Amortization	(9)	(8)	(9)
Ending balance	R$ 154	R$ 163	R$ 171